Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
(a)	Details of property and equipment as of December 31, 2024 and 2025 are as follows:

	2024
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	2,028,761	—	—	2,028,761
Buildings		1,314,682	(565,350)	(10,706)	738,626
Other assets		2,482,527	(1,967,572)	—	514,955
Right-of-use assets		1,717,665	(842,415)	—	875,250

	~~W~~	7,543,635	(3,375,337)	(10,706)	4,157,592

	2025
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying amount
Land	~~W~~	1,965,541	—	—	1,965,541
Buildings		1,516,346	(605,249)	(11,630)	899,467
Other assets		2,585,776	(2,065,625)	—	520,151
Right-of-use assets		1,782,396	(1,014,369)	—	768,027

	~~W~~	7,850,059	(3,685,243)	(11,630)	4,153,186

Changes in property and equipment
(b)	Changes in property and equipment for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,043,119	790,251	532,459	606,475	3,972,304
Acquisition (*1)		40,480	23,661	199,988	624,103	888,232
Disposal (*1)		(500)	(854)	(10,774)	(45,452)	(57,580)
Depreciation (*2)		—	(57,341)	(209,156)	(329,946)	(596,443)
Asset impairment		—	(1,703)	—	53	(1,650)
Amounts transferred from (to) investment property		(61,432)	(16,320)	—	—	(77,752)
Amounts transferred from (to) intangible assets		—	—	2,302	—	2,302
Amounts transferred from (to) non-current assets held for sale (*3)		528	511	—	—	1,039
Amounts transferred from (to) operating lease assets		—	—	80	—	80
Effects of foreign currency adjustments		6,566	421	56	20,017	27,060

Ending balance	~~W~~	2,028,761	738,626	514,955	875,250	4,157,592

(*1)	During the year ended December 31, 2024, ~~W~~ 26,185 million transferred from assets under construction is included.
(*2)	Included in general administrative expense, other operating expense and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

	2025
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,028,761	738,626	514,955	875,250	4,157,592
Acquisition (*1)		—	46,132	207,342	289,866	543,340
Disposal (*1)		(591)	(740)	(4,478)	(63,119)	(68,928)
Depreciation (*2)		—	(58,376)	(205,579)	(334,935)	(598,890)
Asset impairment		—	(923)	—	—	(923)
Amounts transferred from (to) investment property		(53,772)	48,943	—	—	(4,829)
Amounts transferred from (to) intangible assets		—	—	7,548	—	7,548
Amounts transferred from (to) non-current assets held for sale (*3)		(8,627)	(3,170)	(83)	—	(11,880)
Amounts transferred from(to) operating lease assets		—	—	30	—	30
Effects of foreign currency adjustments		(230)	1,087	340	961	2,158
Effects of business combinations		—	127,888	76	4	127,968

Ending balance	~~W~~	1,965,541	899,467	520,151	768,027	4,153,186

(*1)	During the year ended December 31, 2025, ~~W~~ 36,258 million transferred from assets under construction is included.
(*2)	Included in general administrative expense, other operating expense and insurance service expense of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

Insured assets
(c)	Details of insurance coverage for cash, property and equipment, investment properties, and assets held for sale as of December 31, 2025 are as follows:

	2025
Type of insurance	Insured assets and objects	Amount covered		Insurance company
Comprehensive insurance for financial institutions	Cash (including ATM)	~~W~~	29,500	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral		1,430,372	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate		20,008	Hanwha General Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives		46,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities		60,000	Samsung Fire & Marine Insurance Co., Ltd., etc.
Personal information liability insurance	—		26,090	DB Insurance Co., Ltd., etc.
Others (*)	—		169,677	Samsung Fire & Marine Insurance Co., Ltd., etc.

(*)	In addition to the insurance described above, the Group maintains automobile insurance, medical insurance for employees, property damage insurance, and workers’ compensation insurance, etc.